Cover Page
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment			[    ]  Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		WRH Partners Global Securities, L.P.
Address:		1776 On The Green
			67 Park Place, 9th Floor
			Morristown, NJ  07960

Form 13F File Number:  28-10149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cathy Markey
Title:		Counsel
Phone:		973-984-1233

Signature, Place, and Date of Signing:

Cathy Markey	 Morristown, NJ  07960		August 12, 2002

Report Type (Check only one.):

[  x   ]		13F Holdings Report
[      ]		13F Notice
[      ]		13F Combination Report

List of Other Managers Reporting for this Manager:  None

Summary Page
							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		35
Form 13F Information Table Value Total:		$74,545,000
List of Other Included Managers:			None

No. 13F File Number			Name



      									Form 13F Information Table


				Title of		 			Value		Shares/		SH/	Put/	INVSTMT   OTHER	   VOTING AUTHORITY
Name of Issuer			Class		Cusip			(x1000)		PRN AMT	PRN	Call	DSCRETN   MANAGERS    SOLE  SHARED NONE

AT&T Wireless Service		Com		00209a106		480		82000		SH		SOLE			    82000
America Movil ADR Series L	ADR		02364w105		897		66936		SH		SOLE			    66936
Bellsouth			Com		079860102		3150		100000		SH		SOLE			    100000
Brasil Telecom Participacoes S	ADR PFD		105530109		1341		47380		SH		SOLE			    47380
British Telecom			Com		0140843			1982		52000		SH		SOLE			    52000
China Mobile			Com		169428109		1523		104200		SH		SOLE			    104200
Deutsche Telekom		ADR PFD		251566105		3102		333250		SH		SOLE			    333250
Embratel Participacoes		ADR PFD		29081n100		408		1018851		SH		SOLE			    1018851
Equant				Com		294409107		182		30000		SH		SOLE			    30000
Ericsson			ADR		294821400		376		261212		SH		SOLE			    261212
France Telecom			ADR		35177q105		1254		133700		SH		SOLE			    133700
France Telecom-Equant		ADR		35177q204		360		30000		SH		SOLE			    30000
Korea Telecom Corp.		ADR		50063p103		8541		394491		SH		SOLE			    394491
MMO2				ADR		55309w101		233		37000		SH		SOLE			    37000
Nokia Corp.			Com		654902204		1716		118500		SH		SOLE			    118500
Nuevo Grupo Iusacel		ADR		40050b100		510		312921		SH		SOLE			    312921
Portugal Telecom (reg'd)	ADR		737273102		458		64617		SH		SOLE			    64617
SBC Communications		Com		78387g103		3386		111000		SH		SOLE			    111000
SK Mobile			ADR		78440p108		8771		353799		SH		SOLE			    353799
Sonera				ADR		835433202		1918		517050		SH		SOLE			    517050
Sprint Corp. PCS Group		Com		852061506		2888		646000		SH		SOLE			    646000
Tele Cellular Sul Participacoe	ADR PFD		879238103		885		80287		SH		SOLE			    80287
Tele Nordeste Cellular Partici	ADR PFD		87924w109		403		20965		SH		SOLE			    20965


				Title of					Value		Shares/		SH/	Put/	INVSTMT  OTHER              VOTING AUTHORITY
Name of Issuer			Class		Cusip			(x1000)		PRN AMT	PRN	Call	DSCRETN  MANAGERS	  SOLE  SHARED  NONE


Tele Norte Leste Participacoes	ADR PFD		879246106		3960		398018		SH		SOLE			398018
Telebras			ADR		879287308		5600		246900		SH		SOLE			246900
Telecom Argentina		ADR		879273209		138		212175		SH		SOLE			212175
Telecom Italia			ADR		87927w106		3183		40750		SH		SOLE			40750
Telefonica de Venezuela		ADR		204421101		609		42795		SH		SOLE			42795
Telefonica Espana		ADR		879382208		4259		171391		SH		SOLE			171391
Telefonica Moviles		Com		4695532			406		70000		SH		SOLE			70000
Telefonos Mexicanos		ADR		879403780		3591		111936		SH		SOLE			111936
Telesp Cellular Participacoes	ADR PFD		87952l108		375		94760		SH		SOLE			94760
Temple-Inland Inc		Com		879868107		1447		25000		SH		SOLE			25000
Verizon				Com		92343v104		2891		72000		SH		SOLE			72000
Vodafone			ADR		92857w100		3322		243336		SH		SOLE			243336
									74545








Information Table